PRINCIPAL ACCOUNTING POLICIES - Inventory and Accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Inventories	$ 1,977	¥ 13,792	¥ 19,380
Accounts receivable
Allowance of accounts receivable		0	0
GPS devices
PRINCIPAL ACCOUNTING POLICIES
Inventories		11,100	8,100
Auto check equipments
PRINCIPAL ACCOUNTING POLICIES
Inventories		¥ 1,400	¥ 1,400